RED CEDAR SHORT TERM BOND FUND
SCHEDULE OF INVESTMENTS
July 31, 2022 (Unaudited)

U.S. GOVERNMENT & AGENCIES - 12.4%	Coupon	Maturity	Par Value	Value
U.S. Treasury Obligations - 12.4%
U.S. Treasury Notes	3.000%	06/30/24	$ 3,500,000	$ 3,505,058
U.S. Treasury Notes	1.500%	02/15/25	9,105,000	8,799,129
Total U.S. Government & Agencies (Cost $12,356,358)				$ 12,304,187

ASSET BACKED SECURITIES - 15.6%	Coupon	Maturity	Par Value	Value
Accredited Mortgage Loan Trust, Series 2006-1, Class A-4 (1MO LIBOR + 28) (a)	0.948%	04/25/36	$ 587,895	$ 583,603
American Homes 4 Rent Trust, 144A, Series 2014-SFR2, Class A	3.790%	10/17/36	888,808	885,402
American Homes 4 Rent Trust, 144A, Series 2014-SFR3, Class A	3.678%	12/17/36	993,434	985,255
American Homes 4 Rent Trust, 144A, Series 2015-SFR2, Class A	3.732%	10/18/52	528,882	523,351
Amur Equipment Finance Receivables IX, LLC, 144A, Series 2021-1, Class A-2	0.750%	11/20/26	732,467	708,063
Aqua Finance Trust, Series 2020-A, Class A	1.900%	07/17/46	552,637	529,485
Asset Backed Funding Certificates, Series 2005-WF1, Class M2 (1MO LIBOR + 60) (a)	1.268%	10/25/34	186,595	186,155
Atalaya Equipment Leasing Trust, 144A, Series 2021-1, Class A-2	1.230%	05/15/26	934,465	912,612
FBR Securitization Trust, Series 2005-5, Class M-2	1.373%	11/25/35	944,211	921,219
FIC Funding, LLC, 144A, Series 2021-1, Class A	1.130%	04/15/33	493,121	480,981
First Franklin Mortgage Trust, Series 2006-FF14, Class A5 (1MO LIBOR + 16) (a)	1.282%	10/25/36	101,411	99,760

RED CEDAR SHORT TERM BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

ASSET BACKED SECURITIES - 15.6% (Continued)	Coupon	Maturity	Par Value	Value
Foundation Financial Trust, 144A, Series 2017-1, Class A	3.300%	07/15/33	$ 34,769	$ 34,755
Foursight Capital Automobile Receivables Trust, 144A, Series 2021-1, Class A-3	0.640%	07/15/25	523,675	519,510
Foursight Capital Automobile Receivables Trust, 144A, Series 2021-2, Class A-3	0.810%	05/15/26	700,000	674,417
MetLife Securitization Trust, 144A, Series 2017-1, Class A (a)	3.000%	04/25/55	624,737	605,746
Mill City Mortgage Trust, 144A, Series 2017-1, Class A-1 (a)	2.750%	11/25/58	2,479	2,473
Mill City Mortgage Trust, 144A, Series 2018-1, Class A-1 (a)	3.250%	05/25/62	574,387	565,465
NMEF Funding, LLC, 144A, Series 2022-A, Class A-2	2.580%	10/16/28	1,360,000	1,324,738
Oasis Securitization Funding, LLC, 144A, Series 2021-1, Class A	2.579%	02/15/33	162,552	160,511
Oasis Securitization Funding, LLC, 144A, Series 2021-2, Class A	2.143%	10/15/33	391,911	383,358
Pawnee Equipment Receivables Trust, Series 2021-1, Class A-2	1.100%	07/15/27	1,197,099	1,152,138
PFS Financing Corporation, 144A, Series 2021-A, Class A	0.710%	04/15/26	1,130,000	1,064,849
Structured Asset Securities Corporation Mortgage Loan Trust, Series 2005-WF2, Class M1 (1MO LIBOR + 57) (a)	1.733%	05/25/35	122,187	121,274
Structured Asset Securities Corporation Mortgage Loan Trust, Series 2006-BC6, Class A-1 (1MO LIBOR + 16) (a)	1.282%	01/25/37	396,485	380,419
Towd Point Mortgage Trust, 144A, Series 2017-2, Class A-1 (a)	2.750%	04/25/57	184,520	183,087
Towd Point Mortgage Trust, 144A, Series 2017-3, Class A-1	2.750%	07/25/57	510,642	504,514

RED CEDAR SHORT TERM BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

ASSET BACKED SECURITIES - 15.6% (Continued)	Coupon	Maturity	Par Value	Value
Towd Point Mortgage Trust, 144A, Series 2018-3, Class A-1 (a)	3.750%	05/25/58	$ 216,729	$ 212,540
Westgate Resorts, 144A, Series 2022-1, Class A	1.788%	08/20/36	863,307	827,982
Total Asset Backed Securities (Cost $16,035,806)				$ 15,533,662

COLLATERALIZED MORTGAGE OBLIGATIONS - 39.1%	Coupon	Maturity	Par Value	Value
Cascade Funding Mortgage Trust, 144A, Series 2021-GRN1, Class A	1.100%	03/20/41	$ 604,051	$ 573,213
Citigroup Commercial Mortgage Trust, Series 2015-GC31, Class A-AB	3.431%	06/10/48	187,529	185,940
CityLine Commercial Mortgage Trust, 144A, Series 2016-CLNE, Class A (a)	2.778%	11/13/31	1,000,000	973,884
Commercial Mortgage Trust Pass-Through Certificates, Series 2012-CCRE4, Class A-3	2.853%	10/17/45	605,490	603,078
Commercial Mortgage Trust Pass-Through Certificates, Series 2013-CCRE7, Class A-4	3.213%	03/12/46	1,084,203	1,076,780
Commercial Mortgage Trust Pass-Through Certificates, Series 2014-UBS3, Class A-4	3.819%	06/12/47	1,000,000	993,006
Commercial Mortgage Trust Pass-Through Certificates, Series 2014-CCRE20, Class A-4	3.590%	11/13/47	500,000	493,921
Commercial Mortgage Trust Pass-Through Certificates, 144A, Series 2014-277P, Class A	3.611%	08/10/49	1,190,000	1,156,118
FHLMC Multifamily Structured Pass-Through Certificates, Series K-J30, Class A-1	0.526%	01/25/25	271,525	262,374

RED CEDAR SHORT TERM BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

COLLATERALIZED MORTGAGE OBLIGATIONS - 39.1% (Continued)	Coupon	Maturity	Par Value	Value
FHLMC Multifamily Structured Pass-Through Certificates, Series K-J28, Class A-1	1.766%	02/25/25	$ 908,257	$ 894,772
FHLMC Multifamily Structured Pass-Through Certificates, Series K-J29, Class A-1	0.735%	01/25/26	251,920	242,036
FHLMC Multifamily Structured Pass-Through Certificates, IO, Series K-SMC, Class X-1 (a)	0.834%	01/25/23	22,858,640	68,192
FHLMC Multifamily Structured Pass-Through Certificates, IO, Series K-723, Class X-1 (a)	0.912%	08/25/23	14,455,698	105,938
FHLMC Multifamily Structured Pass-Through Certificates, IO, Series K-724, Class X-1 (a)	0.269%	11/25/23	35,920,372	94,981
FHLMC Multifamily Structured Pass-Through Certificates, IO, Series K-725, Class XAM (a)	0.580%	02/25/24	27,364,000	232,572
FHLMC Multifamily Structured Pass-Through Certificates, IO, Series K-W01, Class X-1 (a)	0.967%	01/25/26	18,933,749	496,998
FHLMC Multifamily Structured Pass-Through Certificates, IO, Series K-734, Class X-1 (a)	0.647%	02/25/26	19,618,000	368,983
FHLMC Multifamily Structured Pass-Through Certificates, IO, Series K-056, Class XAM (a)	1.155%	05/25/26	11,100,000	448,523
FHLMC Multifamily Structured Pass-Through Certificates, IO, Series K-736, Class X1 (a)	1.307%	07/25/26	9,471,526	376,896
FHLMC Multifamily Structured Pass-Through Certificates, IO, Series K-064, Class X-1 (a)	0.611%	03/25/27	21,225,336	509,138

RED CEDAR SHORT TERM BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

COLLATERALIZED MORTGAGE OBLIGATIONS - 39.1% (Continued)	Coupon	Maturity	Par Value	Value
FHLMC Multifamily Structured Pass-Through Certificates, IO, Series K-738, Class XAM (a)	1.367%	03/25/27	$ 6,500,000	$ 362,675
FHLMC Multifamily Structured Pass-Through Certificates, IO, Series K-740, Class XAM (a)	1.111%	10/25/27	7,811,000	392,521
FHLMC Multifamily Structured Pass-Through Certificates, IO, Series 2020-RR02, Class AX (a)	1.826%	10/27/28	4,665,000	429,210
FHLMC Multifamily Structured Pass-Through Certificates, IO, Series K-112, Class XAM (a)	1.663%	05/25/30	4,250,000	464,249
FHLMC Multifamily Structured Plan, Series K-J36, Class A-1	1.298%	12/25/26	947,914	897,069
FHLMC Multifamily Structured Plan, Series K-J38, Class A-1	1.946%	03/25/27	994,411	972,768
FHLMC Multifamily Structured Plan, Series K-J39, Class A-1	2.750%	04/25/27	996,601	987,709
FHLMC Multifamily Structured Plan, Series K-J37, Class A-1	1.679%	12/25/27	944,944	895,744
FHLMC REMIC Trust, Series K-J27, Class A-1	2.090%	07/25/24	78,852	78,145
FHLMC REMIC Trust, Series K-J33, Class A-1	0.440%	12/25/25	82,545	79,857
FHLMC REMIC Trust, Series K-J35, Class A-1	0.807%	10/25/26	942,830	885,796
FHLMC REMIC Trust, IO, Series K-738, Class X-1 (a)	1.514%	01/25/27	7,975,571	438,284
FHLMC REMIC Trust, IO, Series 2021-RR19, Class X (a)	1.979%	04/27/29	7,355,000	598,234
FNMA Multifamily REMIC Trust, Series 2016-M4, Class A-1	2.190%	03/25/26	48,985	48,208
FNMA Multifamily REMIC Trust, Series 2016-M5, Class A-1	2.070%	04/25/26	358,337	352,649

RED CEDAR SHORT TERM BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

COLLATERALIZED MORTGAGE OBLIGATIONS - 39.1% (Continued)	Coupon	Maturity	Par Value	Value
FNMA Multifamily REMIC Trust, Series 2016-M11, Class A-1	2.080%	07/25/26	$ 553,141	$ 547,259
FNMA Multifamily REMIC Trust, Series 2019-M21, Class 1A1	1.950%	04/25/28	283,590	279,899
FNMA Multifamily REMIC Trust, Series 2018-M12, Class A-1	3.546%	08/25/30	314,288	320,984
FREMF Mortgage Trust, 144A, Series 2013-K35, Class C (a)	3.933%	08/25/23	1,158,000	1,149,818
FREMF Mortgage Trust, 144A, Series 2013-K25, Class C (a)	3.595%	11/25/45	600,000	598,190
FREMF Mortgage Trust, 144A, Series 2013-K26, Class C (a)	3.586%	12/25/45	980,000	975,911
FREMF Mortgage Trust, 144A, Series 2013-K29, Class C (a)	3.471%	05/25/46	1,495,000	1,480,924
FREMF Mortgage Trust, 144A, Series 2013-K33, Class C (a)	3.496%	08/25/46	1,430,000	1,414,626
FREMF Mortgage Trust, Series 2014-K36, Class C (a)	4.366%	12/25/46	1,175,000	1,173,657
FREMF Mortgage Trust, Series 2014-K37, Class C	4.560%	01/25/47	700,000	699,347
FREMF Mortgage Trust, 144A, Series 2014-K41, Class B (a)	3.833%	11/25/47	975,000	963,080
FREMF Mortgage Trust, 144A, Series 2014-K40, Class B (a)	4.209%	11/25/47	1,200,000	1,197,152
FREMF Mortgage Trust, 144A, Series 2015-K45, Class B (a)	3.734%	04/25/48	1,000,000	983,849
FREMF Mortgage Trust, IO, 144A, Series 2016-K59, Class X2-A	0.100%	11/25/49	96,147,446	308,441
Goldman Sachs Mortgage Securities Trust, Series 2014-GC26, Class A-AB	3.365%	11/10/47	487,576	482,430
JPMBB Commercial Mortgage Trust, Series 2014-C22, Class A-SB	3.504%	09/15/47	112,285	111,576
JPMBB Commercial Mortgage Trust, Series 2014-C24, Class A-4A1	3.373%	11/15/47	1,000,000	981,194

RED CEDAR SHORT TERM BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

COLLATERALIZED MORTGAGE OBLIGATIONS - 39.1% (Continued)	Coupon	Maturity	Par Value	Value
JPMBB Commercial Mortgage Trust, Series 2014-C26, Class A-SB	3.288%	01/15/48	$ 180,159	$ 178,234
KNDR Trust, Series 2021-KIND, Class A (1MO LIBOR + 95) (a)	1.825%	08/15/26	970,000	927,941
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C14, Class A-5	4.064%	02/15/47	919,216	917,854
Morgan Stanley Capital I Trust, 144A, Series 2015-420, Class A	3.727%	10/17/50	887,383	860,091
MRCD Mortgage Trust, 144A, Series 2019-PARK, Class A	2.718%	12/15/36	650,000	619,981
New Residential Mortgage Loan Trust, 144A, Series 2016-3, Class A-1B (a)	3.250%	09/25/56	569,519	543,615
New Residential Mortgage Loan Trust, 144A, Series 2017-3, Class A-1 (a)	4.000%	04/25/57	95,339	94,151
New Residential Mortgage Loan Trust, 144A, Series 2017-4, Class A-1 (a)	4.000%	05/25/57	270,666	262,859
Popular ABS Mortgage Pass-Through Trust, Series 2006-D, Class A-3 (1MO LIBOR + 26) (a)	1.392%	11/25/36	218,247	214,123
RAMP Series Trust, Series 2006-EFC2, Class A-4 (1MO LIBOR + 22) (a)	1.348%	12/25/36	277,667	273,572
SG Commercial Mortgage Securities Trust, 144A, Series 2020-COVE, Class A	2.632%	04/17/37	1,070,000	1,016,870
Wells Fargo Commercial Mortgage Trust, Series 2015-LC20, Class A-SB	2.978%	04/15/50	421,562	415,302
WFRBS Commercial Mortgage Trust, Series 2012-C9, Class A-3	2.870%	11/17/45	124,108	123,929
WFRBS Commercial Mortgage Trust, Series 2013-C12, Class A-4	3.198%	03/17/48	634,385	631,222
Total Collateralized Mortgage Obligations (Cost $40,636,588)				$ 38,788,542

RED CEDAR SHORT TERM BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 29.9%	Coupon	Maturity	Par Value	Value
Communications - 2.7%
Walt Disney Company (The)	3.700%	09/15/24	$ 1,000,000	$ 1,005,566
T-Mobile USA, Inc.	3.500%	04/15/25	1,000,000	987,822
T-Mobile USA, Inc.	2.250%	02/15/26	750,000	700,313
				2,693,701
Consumer Discretionary - 3.1%
Marriott International, Inc.	5.750%	05/01/25	1,000,000	1,043,212
Starbucks Corporation	3.800%	08/15/25	1,000,000	1,010,556
Volkswagen Group America Finance, LLC, 144A	3.950%	06/06/25	1,000,000	994,666
				3,048,434
Energy - 3.2%
Energy Transfer Operating, L.P.	4.500%	04/15/24	1,150,000	1,153,800
Shell International Finance B.V.	3.250%	05/11/25	1,000,000	999,881
Spectra Energy Partners, L.P.	4.750%	03/15/24	1,000,000	1,012,779
				3,166,460
Financials - 13.0%
Air Lease Corporation, Series A	0.800%	08/18/24	500,000	462,817
American Express Company	3.375%	05/03/24	1,000,000	998,368
Bank of America Corporation	4.000%	01/22/25	1,000,000	1,003,402
Capital One Financial Company (a)	1.343%	12/06/24	1,000,000	960,208
Citigroup, Inc.(a)	3.352%	04/24/25	1,000,000	988,189
Goldman Sachs Group, Inc.	3.750%	05/22/25	1,000,000	999,393
Huntington Bankshares	4.000%	05/15/25	1,250,000	1,257,599
Intercontinental Exchange, Inc.	3.650%	05/23/25	1,250,000	1,258,800
JP Morgan Chase and Co. (a)	0.824%	06/01/25	1,000,000	940,319
Morgan Stanley (a)	1.164%	10/21/25	1,000,000	933,838
Royal Bank of Canada	3.970%	07/26/24	300,000	301,815
Synchrony Financial	4.375%	03/19/24	1,000,000	997,993
Toronto-Dominion Bank (The)	0.750%	09/11/25	1,000,000	916,322
UBS AG	7.750%	09/01/26	750,000	833,635
				12,852,698
Health Care - 2.8%
AbbVie, Inc.	3.800%	03/15/25	1,000,000	1,003,881
AbbVie, Inc.	3.850%	06/15/24	500,000	502,533
CVS Health Corporation	3.875%	07/20/25	1,250,000	1,265,316
				2,771,730

RED CEDAR SHORT TERM BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 29.9% (Continued)	Coupon	Maturity	Par Value	Value
Industrials - 1.7%
Parker-Hannifin Corporation	2.700%	06/14/24	$ 1250,000	$ 1,231,218
SkyMiles IP Ltd. & Delta Air Lines, Inc., 144A	4.500%	10/20/25	500,000	493,833
				1,725,051
Materials - 1.0%
Freeport-McMoRan, Inc.	4.550%	11/14/24	1,000,000	1,005,250

Technology - 1.4%
Apple, Inc.	0.550%	08/20/25	1,500,000	1,392,070

Utilities - 1.0%
CMS Energy Corporation	3.875%	03/01/24	1,000,000	998,851

Total Corporate Bonds (Cost $30,222,317)				$ 29,654,245

RED CEDAR SHORT TERM BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 1.0%	Shares	Value
Fidelity Institutional Money Market Government Portfolio - Class I, 1.64% (b) (Cost $1,010,178)	1,010,178	$ 1,010,178

Total Investments at Value - 98.0% (Cost $100,261,247)		$ 97,290,814

Other Assets in Excess of Liabilities - 2.0%		2,035,851

Net Assets - 100.0%		$ 99,326,665

144A -	Security was purchased in a transaction exempt from registration in compliance with Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. The total value of such securities is $28,220,881 as of July 31, 2022, representing 28.4% of net assets.
IO -	Interest only strip. Par value shown is the notional value, not a true par value.
LIBOR -	London Interbank Offered Rate.

(a)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of July 31, 2022. For securities based on a published reference rate and spread, the reference rate and spread (in basis points) are indicated parenthetically. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities, therefore, do not indicate a reference rate and spread.
(b)	The rate shown is the 7-day effective yield as of July 31, 2022.

RED CEDAR SHORT TERM BOND FUND
SCHEDULE OF FUTURES CONTRACTS
July 31, 2022 (Unaudited)

FUTURES CONTRACTS	Contracts	Expiration Date	Notional Value	Value/Unrealized Appreciation
FUTURES
2-Year U.S. Treasury Note Future	14	09/30/2022	$ 2,946,440	$ 10,593
3-Year U.S. Treasury Note Future	8	09/30/2022	1,735,872	21,415
Total Futures Contracts			$ 4,682,312	$ 32,008

The average monthly notional value of futures contracts during the nine months ended July 31, 2022 was $10,756,625.

RED CEDAR SHORT TERM BOND FUND
SCHEDULE OF FUTURES CONTRACTS SOLD SHORT
July 31, 2022 (Unaudited)

FUTURES CONTRACTS SOLD SHORT	Contracts	Expiration Date	Notional Value	Value/Unrealized Depreciation
FUTURES
10-Year U.S. Treasury Note Future	5	09/30/2022	$ 605,705	$ (4,768)
5-Year U.S. Treasury Note Future	38	09/30/2022	4,321,626	(12,783)
Total Futures Contracts Sold Short			$ 4,927,331	$ (17,551)

The average monthly notional value of futures contracts sold short during the nine months ended July 31, 2022 was $8,392,118.